Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO($)	Compensation Actually Paid to PEO($)(1,2)	Average Summary Compensation Table Total for Non-PEOs ($)	Average Compensation Actually Paid to Non-PEOs ($)(1,2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (in millions)	After-Tax ROIC(4)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3,5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$22,234,230	$18,730,022	$4,328,857	$3,805,988	$131.72	$135.49	$3,034	29.1%
2021	$20,787,622	$41,769,292	$5,010,034	$9,056,648	$143.87	$142.88	$2,694	29.5%
2020	$14,007,356	$19,593,737	$3,374,951	$4,317,669	$116.40	$119.39	$2,109	26.2%

Company Selected Measure Name	After-tax ROIC
Peer Group Issuers, Footnote [Text Block]	The table below details the peer group used in the Pay Versus Performance table above and is the same peer group used to show our performance in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K. The peer group consists of the same companies for 2020, 2021 and 2022. As disclosed in our 2020 Form 10-K, in 2020, Ecolab Inc., which meets the Company's industry and size criteria, and Trane Technologies plc, which is the company resulting from the spin-off of Ingersoll-Rand plc and its combination with certain businesses of Gardner Denver, Inc., were added to the peer group, while Ingersoll-Rand plc and Raytheon Company, which merged with United Technologies Corporation and no longer meets the Company's industry and size criteria, were removed.
Peer Group

3M Company	Ecolab Inc.	Parker-Hannifin Corporation
Caterpillar Inc.	Emerson Electric Co.	PPG Industries, Inc.
Cummins Inc.	Fortive Corporation	Rockwell Automation, Inc.
Deere & Company	General Dynamics Corporation	Stanley Black & Decker, Inc.
Dover Corporation	Honeywell International Inc.	Trane Technologies plc
Eaton Corporation plc	Johnson Controls International plc

PEO Total Compensation Amount	$ 22,234,230	$ 20,787,622	$ 14,007,356
PEO Actually Paid Compensation Amount	$ 18,730,022	41,769,292	19,593,737
Adjustment To PEO Compensation, Footnote [Text Block]	The table below reconciles the PEO and average non-PEO compensation as it appears in the Summary Compensation Table (SCT) to the Compensation Actually Paid (CAP) in the Pay Versus Performance Table.

	2020		2021		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Steven L. Martindale (Retired), and John R. Hartnett (Retired)	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, John R. Hartnett (Retired), Mary K. Lawler	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Mary K. Lawler, Michael R. Zimmerman, Lei Z. Schlitz (Former)
SCT Total	$14,007,356	$3,374,951	$20,787,622	$5,010,034	$22,234,230	$4,328,857
Reported fair value of equity awards granted during fiscal year (a)	$(8,812,366)	$(1,734,283)	$(11,061,989)	$(2,155,813)	$(10,012,406)	$(1,769,824)
Fair value as of the end of year for equity awards granted during the year	$10,491,548	$2,064,756	$21,194,538	$4,128,643	$14,654,738	$2,503,857
Change in fair value from end of prior fiscal year to vesting date for awards made in prior years that vested during the covered year	$895,809	$149,995	$(199,979)	$(38,384)	$(3,563,916)	$(600,549)

	2020		2021		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Steven L. Martindale (Retired), and John R. Hartnett (Retired)	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, John R. Hartnett (Retired), Mary K. Lawler	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Mary K. Lawler, Michael R. Zimmerman, Lei Z. Schlitz (Former)
Change in fair value from end of prior year to end of covered year for awards made in prior fiscal years that were unvested at end of covered year	$3,095,455	$581,522	$11,216,008	$2,127,625	$(1,952,523)	$(317,148)
Deduction of fair value for awards forfeited during the covered year	$—	$—	$—	$—	$—	$(274,917)
Dividends or other earnings paid on unvested awards otherwise not reflected in total compensation	$—	$—	$—	$—	$—	$—
Pension values reported in SCT (b)	$(650,167)	$(157,604)	$(753,933)	$(61,431)	$(3,278,872)	$(95,238)
Pension values attributable to covered year's service.	$566,103	$38,331	$587,025	$45,974	$648,771	$30,950
Change in pension value attributable to plan amendments made in the covered year.	$—	$—	$—	$—	$—	$—
CAP Total	$19,593,737	$4,317,669	$41,769,292	$9,056,648	$18,730,022	$3,805,988

(a) Represents the total amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT in the covered year.
(b) Represents the change in actuarial present value of the accumulated pension benefit reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column in the SCT in the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 4,328,857	5,010,034	3,374,951
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,805,988	9,056,648	4,317,669
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The table below reconciles the PEO and average non-PEO compensation as it appears in the Summary Compensation Table (SCT) to the Compensation Actually Paid (CAP) in the Pay Versus Performance Table.

	2020		2021		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Steven L. Martindale (Retired), and John R. Hartnett (Retired)	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, John R. Hartnett (Retired), Mary K. Lawler	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Mary K. Lawler, Michael R. Zimmerman, Lei Z. Schlitz (Former)
SCT Total	$14,007,356	$3,374,951	$20,787,622	$5,010,034	$22,234,230	$4,328,857
Reported fair value of equity awards granted during fiscal year (a)	$(8,812,366)	$(1,734,283)	$(11,061,989)	$(2,155,813)	$(10,012,406)	$(1,769,824)
Fair value as of the end of year for equity awards granted during the year	$10,491,548	$2,064,756	$21,194,538	$4,128,643	$14,654,738	$2,503,857
Change in fair value from end of prior fiscal year to vesting date for awards made in prior years that vested during the covered year	$895,809	$149,995	$(199,979)	$(38,384)	$(3,563,916)	$(600,549)

	2020		2021		2022
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Steven L. Martindale (Retired), and John R. Hartnett (Retired)	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, John R. Hartnett (Retired), Mary K. Lawler	E. Scott Santi	Michael M. Larsen, Christopher A. O'Herlihy, Mary K. Lawler, Michael R. Zimmerman, Lei Z. Schlitz (Former)
Change in fair value from end of prior year to end of covered year for awards made in prior fiscal years that were unvested at end of covered year	$3,095,455	$581,522	$11,216,008	$2,127,625	$(1,952,523)	$(317,148)
Deduction of fair value for awards forfeited during the covered year	$—	$—	$—	$—	$—	$(274,917)
Dividends or other earnings paid on unvested awards otherwise not reflected in total compensation	$—	$—	$—	$—	$—	$—
Pension values reported in SCT (b)	$(650,167)	$(157,604)	$(753,933)	$(61,431)	$(3,278,872)	$(95,238)
Pension values attributable to covered year's service.	$566,103	$38,331	$587,025	$45,974	$648,771	$30,950
Change in pension value attributable to plan amendments made in the covered year.	$—	$—	$—	$—	$—	$—
CAP Total	$19,593,737	$4,317,669	$41,769,292	$9,056,648	$18,730,022	$3,805,988

(a) Represents the total amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT in the covered year.
(b) Represents the change in actuarial present value of the accumulated pension benefit reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column in the SCT in the covered year.

Equity Valuation Assumption Difference, Footnote [Text Block]	In determining CAP, ITW calculated the fair value of outstanding and vested equity awards in the applicable fiscal year in accordance with SEC rules for CAP, and computed in manner consistent with the methodology used for financial reporting purposes. For performance share units (PSUs), CAP values are based on year end share price (or the price on the vesting date for vested awards), and estimates as to the number of PSUs that were likely to vest at the conclusion of the performance period. For stock options, the valuations are based on a lattice-based option pricing model that incorporate a range of assumptions for inputs to determine the fair value for CAP purposes.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Metrics
The charts below illustrate the relationship between Compensation Actually Paid to both the PEO and average Non-PEO to performance metrics required for disclosure: (a) TSR based on the value of an initial fixed $100 invested in ITW Common Stock and ITW's 2022 Peer Group, including the reinvestment of dividends, (b) net income, and (c) After-tax ROIC.
Compensation Actually Paid vs TSR
Compensation Actually Paid vs Net Income
Compensation Actually Paid vs After-tax ROIC*
* After-tax ROIC is a non-GAAP measure. See Appendix A for information regarding this non-GAAP measure.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Metrics
The charts below illustrate the relationship between Compensation Actually Paid to both the PEO and average Non-PEO to performance metrics required for disclosure: (a) TSR based on the value of an initial fixed $100 invested in ITW Common Stock and ITW's 2022 Peer Group, including the reinvestment of dividends, (b) net income, and (c) After-tax ROIC.
Compensation Actually Paid vs TSR
Compensation Actually Paid vs Net Income
Compensation Actually Paid vs After-tax ROIC*
* After-tax ROIC is a non-GAAP measure. See Appendix A for information regarding this non-GAAP measure.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Performance Metrics
The charts below illustrate the relationship between Compensation Actually Paid to both the PEO and average Non-PEO to performance metrics required for disclosure: (a) TSR based on the value of an initial fixed $100 invested in ITW Common Stock and ITW's 2022 Peer Group, including the reinvestment of dividends, (b) net income, and (c) After-tax ROIC.
Compensation Actually Paid vs TSR
Compensation Actually Paid vs Net Income
Compensation Actually Paid vs After-tax ROIC*
* After-tax ROIC is a non-GAAP measure. See Appendix A for information regarding this non-GAAP measure.

Tabular List [Table Text Block]

After-tax ROIC
Operating Margin
EPS Growth
Organic Revenue Growth
Operating Income Growth vs. Prior Year

Total Shareholder Return Amount	$ 131.72	143.87	116.40
Peer Group Total Shareholder Return Amount	135.49	142.88	119.39
Net Income (Loss)	$ 3,034,000,000	$ 2,694,000,000	$ 2,109,000,000
Company Selected Measure Amount	0.291	0.295	0.262
Additional 402(v) Disclosure [Text Block]	Total shareholder return assumes $100 invested on December 31, 2019, including reinvestment of dividends.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	After-tax ROIC
Non-GAAP Measure Description [Text Block]	After-tax return on average invested capital (After-tax ROIC) is a non-GAAP measure. See Appendix A for information regarding non-GAAP measures. After-tax ROIC is an important financial performance measure used by ITW to measure financial performance and link executive compensation to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income Growth vs. Prior Year
PEO [Member] | Adjustment, Reported Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,012,406)	$ (11,061,989)	$ (8,812,366)
PEO [Member] | Adjustment, Fair Value As Of The End Of The Year For Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,654,738	21,194,538	10,491,548
PEO [Member] | Adjustment, Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Years That Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,563,916)	(199,979)	895,809
PEO [Member] | Adjustment, Change In Fair Value From End Of Prior Year To End Of Covered Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,952,523)	11,216,008	3,095,455
PEO [Member] | Adjustment, Deduction Of Fair Value For Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Dividends Or Other Earnings Paid On Unvested Awards Otherwise Not Reflected In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Pension Values Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,278,872)	(753,933)	(650,167)
PEO [Member] | Adjustment, Pension values Attributable To Covered Year's Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	648,771	587,025	566,103
PEO [Member] | Adjustment, Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Reported Fair Value Of Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,769,824)	(2,155,813)	(1,734,283)
Non-PEO NEO [Member] | Adjustment, Fair Value As Of The End Of The Year For Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,503,857	4,128,643	2,064,756
Non-PEO NEO [Member] | Adjustment, Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Years That Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(600,549)	(38,384)	149,995
Non-PEO NEO [Member] | Adjustment, Change In Fair Value From End Of Prior Year To End Of Covered Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(317,148)	2,127,625	581,522
Non-PEO NEO [Member] | Adjustment, Deduction Of Fair Value For Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(274,917)	0	0
Non-PEO NEO [Member] | Adjustment, Dividends Or Other Earnings Paid On Unvested Awards Otherwise Not Reflected In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Values Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,238)	(61,431)	(157,604)
Non-PEO NEO [Member] | Adjustment, Pension values Attributable To Covered Year's Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,950	45,974	38,331
Non-PEO NEO [Member] | Adjustment, Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0